Risk and Uncertainties (Details) - DocGo Inc. and Subsidiaries [Member] - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Risk and Uncertainties (Details) [Line Items]
Percentage of payments		100.00%
Proceeds from payments received	$ 2,397,024
Repayment terms		11 months
Medicare payment percentage		25.00%
Medicare accelerated payments description		At the end of the eleven-month period, recoupment will increase to 50% for six months. At the end of the six months (or 29 months from the receipt of the initial accelerated payment), Medicare will issue a letter for full repayment of any remaining balance, as applicable. In such event, if payment is not received within 30 days, interest will accrue at the annual percentage rate of four percent (4%) from the date the letter was issued and will be assessed for each full 30-day period that the balance remains unpaid. As of December 31, 2021, the entire balance of $975,415 of Medicare accelerated payments are reflected within accrued liabilities in the consolidated balance sheet.
PHSSEF [Member]
Risk and Uncertainties (Details) [Line Items]
Proceeds from payments received			$ 1,046,955